Derivative Financial Instruments - Pre-tax Impact of Terminated Cash Flow Hedges on AOCI (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
AOCI Attributable to Parent, Before Tax [Roll Forward]
OCI, Cash Flow Hedge, Reclassification for Discontinuance, Statement of Income or Comprehensive Income [Extensible Enumeration]	Net interest income	Net interest income	Net interest income
Beginning balance	$ 3,406,352	$ 3,428,052	$ 1,600,153
Unrealized gains on terminated hedges arising during the period	0	0	57,362
Reclassification adjustments for amortization of unrealized (gains) into net interest income	(10,193)	(31,234)	(15,889)
Ending balance	2,471,790	3,406,352	3,428,052
Accumulated Gain (Loss), Net, Terminated Cash Flow Hedge, Parent
AOCI Attributable to Parent, Before Tax [Roll Forward]
Beginning balance	10,239	41,473	0
Ending balance	$ 46	$ 10,239	$ 41,473